Listing of companies in the Group (Details)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BW Aldrich Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies		BW Aldrich Pte. Ltd.
Principal activities		Shipowning
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%
BW Clearwater Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies		BW Clearwater Pte. Ltd.
Principal activities		Shipowning
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%
Hafnia Pools Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies		Hafnia Pools Pte. Ltd.
Principal activities		Chartering
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%
Hafnia Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies		Hafnia SG Pte. Ltd.
Principal activities		Management company
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%
Hafnia Tankers Singapore Sub-Holding Pte Ltd [Member]
List of subsidiary companies [Abstract]
Name of companies		Hafnia Tankers Singapore Sub-Holding Pte. Ltd.
Principal activities		Shipowning
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%
Hafnia Tankers Shipholding Alpha Pte Ltd [Member]
List of subsidiary companies [Abstract]
Name of companies		Hafnia Tankers Shipholding Alpha Pte. Ltd.
Principal activities		Shipowning
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%
Hafnia One Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies		Hafnia One Pte. Ltd.
Principal activities		Shipowning
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%
Hafnia Tankers Shipholding Singapore Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies		Hafnia Tankers Shipholding Singapore Pte. Ltd.
Principal activities		Shipowning
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%
Hafnia Tankers Shipholding 2 Singapore Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies		Hafnia Tankers Shipholding 2 Singapore Pte. Ltd.
Principal activities		Shipowning
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%
Hafnia Tankers Chartering Singapore Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies		Hafnia Tankers Chartering Singapore Pte. Ltd.
Principal activities		Chartering
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%
Hafnia Chemical Tankers Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies		Hafnia Chemical Tankers Pte. Ltd.
Principal activities	[1]	Shipowning and chartering
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%
Hafnia Chem Shipholding Pte. Ltd. [Member]
List of subsidiary companies [Abstract]
Name of companies		Hafnia Chem Shipholding Pte. Ltd.
Principal activities	[2]	Shipowning
Place of incorporation		Singapore
Equity holding		100.00%	100.00%	100.00%

[1]	This company established a DMCC branch in Dubai, UAE on 30 October 2024.
[2]	This company was registered in 2023.